Leases (Details) - Schedule of supplemental balance sheet information related to leases - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Leases
Long-term right-of-use assets	$ 265	$ 457	$ 500
Short-term finance lease obligations	258	253	193
Long-term finance lease obligations	95	286	437
Total finance lease obligations	353	539	630
Operating Leases
Long-term right-of-use assets	14,781	14,009	14,960
Short-term operating lease obligations	1,359	901	489
Long-term operating lease obligations	14,355	13,893	14,793
Total operating lease obligations	$ 15,714	$ 14,794	$ 15,282